DEPOSITS AND PREPAID EXPENSES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits for - purchases of equipment	$ 2,059,776	$ 318,192
Deposits for - acquisition of land use rights	7,826,508	7,826,508	4,453,665
Deposits for - inventories purchases	4,940,767	2,228,854	5,190,952
Deposits for - aquaculture contract	6,022,708	7,062,600	3,085,164
Deposits for - building materials	1,281,935	2,000,000	0
Deposits for - proprietary technologies	2,254,839	2,254,839	0
Deposits for - construction in progress	19,658,537	14,423,021	0
Miscellaneous	251,657	4,892,258
Shares issued for employee compensation and overseas professional	90,600	271,800	2,139,057
Temporary deposits paid to entities for investments in future Sino Foreign Joint Venture companies	7,704,670	6,030,785	0
Deposits and prepaid expenses	$ 52,091,997	$ 47,308,857	$ 14,868,838